Intangible assets - Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units
Goodwill	£ 5,607.0	£ 5,607.0	£ 5,559.0
UK Personal & Business Banking
Disclosure of information for cash-generating units
Goodwill		£ 3,400.0
Terminal growth rate		1.80%
Pre-tax discount rate		13.10%
Recoverable amount exceeded carrying value		£ 14,400.0
Discount rate (in amount)		(2,200.0)
Terminal growth rate (in amount)		(1,400.0)
Forecast Income		(4,000.0)
Forecast cost		£ (1,700.0)
Breakeven discount rate		27.70%
Transfer of goodwill for re-segmentation	(0.7)
Commercial Banking
Disclosure of information for cash-generating units
Goodwill	£ 2,606.0	£ 2,606.0	2,606.0
Terminal growth rate	1.60%
Pre-tax discount rate	13.40%
Recoverable amount exceeded carrying value	£ 4,100.0
Discount rate (in amount)	(1,800.0)
Terminal growth rate (in amount)	(700.0)
Forecast Income	(2,100.0)
Forecast cost	£ (1,100.0)
Breakeven discount rate	12.70%
Transfer of goodwill for re-segmentation	£ 0.7
Commercial Banking (including Business Banking)
Disclosure of information for cash-generating units
Increase (decrease) in headroom due to re-segmentation	4.2
Commercial and Private Banking
Disclosure of information for cash-generating units
Goodwill		£ 1,900.0
Terminal growth rate		1.80%
Pre-tax discount rate		13.00%
Recoverable amount exceeded carrying value		£ 4,500.0
Discount rate (in amount)		(1,200.0)
Terminal growth rate (in amount)		(800.0)
Forecast Income		(2,300.0)
Forecast cost		£ (1,000.0)
Breakeven discount rate		17.60%
RBS International
Disclosure of information for cash-generating units
Goodwill	£ 300.0	£ 300.0	300.0
Terminal growth rate	1.60%	1.80%
Pre-tax discount rate	12.00%	12.90%
Recoverable amount exceeded carrying value	£ 2,100.0	£ 700.0
Discount rate (in amount)	(500.0)	(200.0)
Terminal growth rate (in amount)	(300.0)	(200.0)
Forecast Income	(400.0)	(400.0)
Forecast cost	£ (1,200.0)	£ (100.0)
Breakeven discount rate	16.80%	18.50%
UK Personal Banking
Disclosure of information for cash-generating units
Goodwill	£ 2,692.0	£ 2,692.0	£ 2,653.0
Terminal growth rate	1.60%
Pre-tax discount rate	13.30%
Recoverable amount exceeded carrying value	£ 8,700.0
Discount rate (in amount)	(2,200.0)
Terminal growth rate (in amount)	(1,000.0)
Forecast Income	(2,100.0)
Forecast cost	£ (900.0)
Breakeven discount rate	16.30%
Increase (decrease) in headroom due to re-segmentation	£ (4.2)